Revenue Recognition - Disaggregation of Revenue (Details) - BFLY Operations Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 46,252	$ 27,583
United States
Disaggregation of Revenue [Line Items]
Total revenue	33,237	23,997
International
Disaggregation of Revenue [Line Items]
Total revenue	13,015	3,586
Product
Disaggregation of Revenue [Line Items]
Total revenue	38,347	25,081
Subscription
Disaggregation of Revenue [Line Items]
Total revenue	$ 7,905	$ 2,502